Derivative financial instruments - Disclosure of derivatives held for trading and risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 65,293,067	£ 52,975,278
Derivatives held for trading | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	254,643	301,647
Derivative liabilities held for trading	(249,458)	(288,573)
Derivatives held for trading | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	214,377	255,708
Derivative liabilities held for trading	(206,966)	(241,697)
Derivatives held for trading | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,244	3,920
Derivative liabilities held for trading	(5,202)	(4,165)
Derivatives held for trading | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	35,022	42,019
Derivative liabilities held for trading	(37,290)	(42,711)
Derivatives held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	64,993,491	52,689,773
Derivatives held for trading | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	27,248,820	21,734,651
Derivatives held for trading | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional amount	28,710,403	23,148,402
Derivatives held for trading | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,034,268	7,806,720
Derivatives held for trading | Foreign exchange derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	87,518	109,288
Derivative liabilities held for trading	(83,225)	(103,918)
Derivatives held for trading | Foreign exchange derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	86,987	108,833
Derivative liabilities held for trading	(82,711)	(103,439)
Derivatives held for trading | Foreign exchange derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	529	440
Derivative liabilities held for trading	(512)	(473)
Derivatives held for trading | Foreign exchange derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2	15
Derivative liabilities held for trading	(2)	(6)
Derivatives held for trading | Foreign exchange derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,740,828	5,908,087
Derivatives held for trading | Foreign exchange derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,536,257	5,775,206
Derivatives held for trading | Foreign exchange derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional amount	186,672	113,455
Derivatives held for trading | Foreign exchange derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	17,899	19,426
Derivatives held for trading | Interest rate derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	109,431	134,496
Derivative liabilities held for trading	(97,427)	(121,290)
Derivatives held for trading | Interest rate derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	104,618	129,920
Derivative liabilities held for trading	(92,467)	(116,752)
Derivatives held for trading | Interest rate derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,989	2,319
Derivative liabilities held for trading	(2,065)	(2,371)
Derivatives held for trading | Interest rate derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,824	2,257
Derivative liabilities held for trading	(2,895)	(2,167)
Derivatives held for trading | Interest rate derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	54,134,591	42,506,611
Derivatives held for trading | Interest rate derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	19,671,577	14,924,915
Derivatives held for trading | Interest rate derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional amount	27,662,853	21,927,570
Derivatives held for trading | Interest rate derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,800,161	5,654,126
Derivatives held for trading | Credit derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7,662	5,423
Derivative liabilities held for trading	(8,630)	(6,052)
Derivatives held for trading | Credit derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,936	4,262
Derivative liabilities held for trading	(6,005)	(4,731)
Derivatives held for trading | Credit derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,726	1,161
Derivative liabilities held for trading	(2,625)	(1,321)
Derivatives held for trading | Credit derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,448,350	1,727,220
Derivatives held for trading | Credit derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	587,472	619,843
Derivatives held for trading | Credit derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional amount	860,878	1,107,377
Derivatives held for trading | Equity and stock index derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	48,171	48,665
Derivative liabilities held for trading	(58,328)	(53,498)
Derivatives held for trading | Equity and stock index derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	17,792	12,679
Derivative liabilities held for trading	(25,779)	(16,724)
Derivatives held for trading | Equity and stock index derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	30,379	35,986
Derivative liabilities held for trading	(32,549)	(36,774)
Derivatives held for trading | Equity and stock index derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,465,825	2,334,889
Derivatives held for trading | Equity and stock index derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	448,780	410,276
Derivatives held for trading | Equity and stock index derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,017,045	1,924,613
Derivatives held for trading | Commodity derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,861	3,775
Derivative liabilities held for trading	(1,848)	(3,815)
Derivatives held for trading | Commodity derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	44	14
Derivative liabilities held for trading	(4)	(51)
Derivatives held for trading | Commodity derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,817	3,761
Derivative liabilities held for trading	(1,844)	(3,764)
Derivatives held for trading | Commodity derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	203,897	212,966
Derivatives held for trading | Commodity derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,734	4,411
Derivatives held for trading | Commodity derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	199,163	208,555
Derivatives held for risk management | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	2,193	733
Derivative liabilities held for risk management	(586)	(1,047)
Derivatives held for risk management | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	2,193	733
Derivative liabilities held for risk management	(586)	(1,047)
Derivatives held for risk management | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	299,576	285,505
Derivatives held for risk management | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	39,297	23,988
Derivatives held for risk management | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional amount	260,279	261,517
Derivatives held for risk management | Derivatives designated as cash flow hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	1,904	549
Derivative liabilities held for risk management	(8)	(212)
Derivatives held for risk management | Derivatives designated as cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	157,817	155,483
Derivatives held for risk management | Derivatives designated as fair value hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	178	83
Derivative liabilities held for risk management	(533)	(815)
Derivatives held for risk management | Derivatives designated as fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	138,015	126,060
Derivatives held for risk management | Derivatives designated as hedges of net investments | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	111	101
Derivative liabilities held for risk management	(45)	(20)
Derivatives held for risk management | Derivatives designated as hedges of net investments | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,744	3,962
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as cash flow hedges | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	1,904	549
Derivative liabilities held for risk management	(8)	(211)
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as cash flow hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	26,661	11,946
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	111	101
Derivative liabilities held for risk management	(45)	(20)
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,744	3,962
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	(1)
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	195	266
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional amount	130,961	143,271
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	178	83
Derivative liabilities held for risk management	(533)	(815)
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,697	7,814
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 129,318	£ 118,246